Related Party Transactions (Details) (USD $)	12 Months Ended
	Aug. 31, 2014	Aug. 31, 2013
Extinguishment of liability		$ 197,745
Accrued liability due for services	45,523	163,643
Loan amount repaid	9,000
Loan balance	35,000
Coresco
Extinguishment of liability	50,430
Loan received	44,000
Loan amount repaid	9,000
Loan balance	35,000
Chief Financial Officer
Loan received	50,000
CEO, Non Executive Director and CFO
Related party management, exploration and contractor expenses	199,617	172,016
Accrued liability due for services	$ 45,523	$ 163,643